Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party
Schedule of Unsecured notes payable related party outstanding

	December 31,	December 31,
	2024	2023
Unsecured note payable	$13,154,931	$13,154,931

Repayments	(12,314,895)	—
Less fair value adjustment on extinguishment, net of amortized discount of $1,965,984 and $1,547,536, respectively	(960,000)	(2,175,208)
Plus fair value adjustment	119,964	—

Total unsecured note payable	—	10,979,723

Less current portion	—	—

Unsecured note payable, net of current portion	$—	$10,979,723

Schedule of profit share liabilities

Profit Share as of January 1, 2024	$14,847,937
Modification	(11,833,179)
Loss on change in fair value of profit share	3,839,100
Profit Share as of December 31, 2024	$6,853,858

Profit Share as of January 1, 2025	$6,853,858
Loss on change in fair value of profit share	766,667
Profit Share as of September 30, 2025	$7,620,525

Profit Share as of January 1, 2023	$3,638,260
Addition	—
Loss on change in fair value of profit share	11,209,677
Profit Share as of December 31, 2023	$14,847,937

Profit Share as of January 1, 2024	$14,847,937
Modification	(11,833,179)
Loss on change in fair value of profit share	3,839,100
Profit Share as of December 31, 2024	$6,853,858